23. Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	R$ (549,095)
Actuarial gains (losses)	(363,059)	R$ (10,994)	R$ 287,547
Other comprehensive loss, ending	(912,171)	(549,095)
G1 Plan
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	70,716
Actuarial gains (losses)	34,538
Other comprehensive loss, ending	105,254	70,716
G0 Plan
SummaryOfEquityLineItems [Line Items]
Other comprehensive loss, beginning	(619,811)
Actuarial gains (losses)	(397,597)
Other comprehensive loss, ending	R$ (1,017,408)	R$ (619,811)